Description of the business and summary of significant accounting policies - Employee benefits (Details) $ / shares in Units, $ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 06, 2014	Apr. 30, 2018	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($) $ / shares	Dec. 31, 2020 MXN ($) $ / shares	Dec. 31, 2019 MXN ($) $ / shares
Share-based payments
Termination benefits provision					$ 0	$ 0
Number of days' wages for each year of service provided as seniority premium benefits			12 days	12 days
Minimum years of service to receive seniority premium benefits			15 years	15 years
Salaries and benefits			$ 235,970	$ 4,857,083	3,453,382	3,600,762
Quarterly incentive bonuses
Share-based payments
Salaries and benefits				75,418	25,918	62,825
Restricted Stock Units
Share-based payments
Salaries and benefits				$ 89,464	75,040	49,659
SARs - cash settled
Share-based payments
Salaries and benefits					(1,901)	2,964
Vesting period	3 years
MIP I
Share-based payments
Exercise price | $ / shares				$ 5.31
MIP II
Share-based payments
Salaries and benefits				$ 62,262
Salaries and benefits					$ 107,204	$ 37,760
Vesting period			5 years	5 years
BODIP
Share-based payments
Vesting period		5 years	5 years	5 years
Exercise price | $ / shares				$ 32.23	$ 9.74	$ 16.80
Employee profit sharing
Share-based payments
Salaries and benefits				$ 262,667	$ 13,458	$ 22,134